Consolidated Statement of Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statements Of Income [Line Items]
Revenues (note 24)	$ 439,800	$ 434,416
Expenses (note 18)
Direct production costs and expense of film and television produced	253,003	244,244
Amortization of property and equipment and intangible assets	22,651	24,174
Development, integration and other	1,661	10,554
Write-down of investment in film and television programs and acquired and library content and impairment of intangible assets (note 7, 8, 10)	104,871	12,027
Selling, general and administrative	81,121	86,200
Finance costs (note 17)	52,236	50,109
Change in fair value of embedded derivative	(7,185)	(11,251)
Foreign exchange (gain) loss	(1,081)	7,700
Expenses	521,708	439,673
Loss before income taxes	(81,908)	(5,257)
Current income taxes (note 15)	(1,770)	2,166
Deferred income taxes (note 15)	(1,936)	(675)
(Recovery of) provision for income taxes	(3,706)	1,491
Net loss	(78,202)	(6,748)
Net income attributable to non-controlling interests (note 16)	23,292	7,312
Net loss attributable to shareholders of the Company	$ (101,494)	$ (14,060)
Basic loss per common share (note 21) (in CAD per share)	$ (0.75)	$ (0.10)
Diluted loss per common share (note 21) (in CAD per share)	$ (0.75)	$ (0.10)
Acquired and library content
Expenses (note 18)
Amortization of acquired and library content (note 8)	$ 14,431	$ 15,916